Finance Income	12 Months Ended
Dec. 31, 2018
Finance income [Abstract]
Finance Income
42.	Finance Income

(1)	Finance income for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016	2017	2018
		In millions of won
Interest income	￦	241,778	206,143	223,767
Dividends income		9,446	11,477	12,777
Gains on disposal of financial assets		1,482	1,130	1,838
Gains on valuation of Financial assets at fair value through profit or loss		—	12	8,495
Gains on valuation of derivatives		293,830	16,165	199,943
Gains on transaction of derivatives		45,549	29,257	179,745
Gains on foreign currency translation		161,905	1,115,832	143,254
Gains on foreign currency transaction		37,553	150,602	27,051

	￦	791,543	1,530,618	796,870

(2)	Interest income included in finance income for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016	2017	2018
		In millions of won
Cash and cash equivalents	￦	61,380	35,474	40,704
Financial assets at fair value through profit or loss		—	290	21,713
Financial assets at amortized cost		—	—	89
Held-to-maturity investments		97	82	—
Loans		25,106	30,014	21,925
Short-term financial instrument		45,763	29,412	41,025
Long-term financial instrument		7,195	8,144	7,920
Other financial assets		—	—	1
Trade and other receivables		102,237	102,727	90,390

	￦	241,778	206,143	223,767